Acquisitions (Narrative) (Details) (USD $)		0 Months Ended
	Jul. 01, 2011	Jul. 01, 2011 Bemag Transformer Inc. [Member]	Mar. 06, 2013 Power Systems Solutions, Inc. [Member]
Business Acquisition [Line Items]
Value of transaction, acquisition		$ 9,061,000	$ 1,200,000
Debt repaid at closing		2,830,000
Identifiable intangible assets having finite lives		900,000
Identifiable intangible assets having finite lives, weighted average remaining useful life		13 years 6 months
Indefinite-lived intangible assets acquired		600,000
Goodwill		1,400,000
Transaction costs incurred		300,000
Payment for purchase of assets	$ 1,600,000